Submission		12 Months Ended
	Mar. 20, 2026	Dec. 31, 2025
Submission [Line Items]
Central Index Key		0001621221
Registrant Name		ARTELO BIOSCIENCES, INC.
Form Type	S-1	S-1
Submission Type		S-1
Fee Exhibit Type		EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A